Earnings per share (EPS) - Summary of earnings per share (EPS) (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Profit attributable to owners of the Company	€ 34,150	€ 34,655	€ 10,891
Class A shares
Earnings per share
Profit attributable to owners of the Company	€ 23,845	€ 24,152	€ 7,580
Issued shares as of January 1	207,794	206,849	206,572
Weighted-average number of shares at December 31 (basic and diluted)	227,480	226,646	222,167
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Effect of Class A shares issued	978	346	222
Effect of options and warrants exercised or exercisable	2,654	519
Weighted-average number of Class A shares as of December 31 (basic)	210,269	207,517	206,548
Weighted average ordinary shares used in calculating basic and diluted earnings per share
Weighted-average number of Class A shares as of December 31 (basic)	210,269	207,517	206,548
Effect of unvested RSUs, options, and warrants	17,211	19,129	15,619
Weighted-average number of Class A shares as of December 31 (diluted)	227,480	226,646	222,167
Class B shares
Earnings per share
Profit attributable to owners of the Company	€ 10,305	€ 10,503	€ 3,311
Issued shares as of January 1	903,671	903,671	903,671
Weighted-average number of shares at December 31 (basic and diluted)	903,671	903,671	903,671
Weighted average ordinary shares used in calculating basic and diluted earnings per share
Weighted-average number of Class A shares as of December 31 (diluted)	903,671	903,671	903,671
Treasury shares [member]
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Effect of treasury shares held	(1,157)	(197)	(246)